REVENUES	12 Months Ended
Dec. 31, 2020
REVENUES
REVENUES

NOTE  23 – REVENUES

	Years ended December 31,
	2020	2019	2018
Mobile Services	113,348	111,901	121,003
Internet Services	64,233	71,677	79,045
Cable Television Services	59,582	67,262	75,538
Fixed and Data Services	45,597	51,137	48,482
Other services revenues	1,234	1,053	1,000
Subtotal Services revenues	283,994	303,030	325,068
Equipment revenues	17,602	19,656	26,880
Total Revenues	301,596	322,686	351,948